Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class A
Trading Symbol	SOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$108	1.00%
[1]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of ClearBridge Dividend Strategy Fund returned 16.68%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	16.68	10.66	10.41
Class A (with sales charge)	10.26	9.35	9.76
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[2]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class C
Trading Symbol	SBPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$188	1.74%
[3]
Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of ClearBridge Dividend Strategy Fund returned 15.85%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	15.85	9.86	9.63
Class C (with sales charge)	14.85	9.86	9.63
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[4]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class FI
Trading Symbol	LBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$124	1.15%
[5]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of ClearBridge Dividend Strategy Fund returned 16.50%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	16.50	10.65	10.40
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[6]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class R
Trading Symbol	LMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$146	1.35%
[7]
Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of ClearBridge Dividend Strategy Fund returned 16.32%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	16.32	10.28	10.07
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[8]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class I
Trading Symbol	SOPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	0.73%
[9]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Dividend Strategy Fund returned 17.00%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	17.00	10.97	10.74
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[10]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class IS
Trading Symbol	LCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$72	0.66%
[11]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of ClearBridge Dividend Strategy Fund returned 17.09%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	17.09	11.05	10.82
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[12]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class 1
Trading Symbol	LCBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$78	0.72%
[13]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of ClearBridge Dividend Strategy Fund returned 17.03%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	17.03	10.97	10.72
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,285,471,705
Holdings Count | $ / shares	55	[14]
Advisory Fees Paid, Amount	$ 51,412,447
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.